Allowance For Doubtful Accounts And Credit Losses - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Allowance for Doubtful Accounts And Credit Losses [Line Items]
Repossessed assets	¥ 75	¥ 149